TRADE AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER ACCOUNTS PAYABLE
Schedule of trade and other current accounts payable

Classification	12.31.2020	12.31.2019
	ThCh$	ThCh$
Current	230,445,809	243,700,553
Non-current	295,279	619,587
Total	230,741,088	244,320,140

Item	12.31.2020	12.31.2019
	ThCh$	ThCh$
Trade accounts payable	163,361,078	172,142,472
Withholding tax	48,566,443	53,326,254
Others	18,813,567	18,851,414
Total	230,741,088	244,320,140